SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                 December 28, 2011

VIA EDGAR

Ms. Deborah O'Neal-Johnson
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  The AllianceBernstein Pooling Portfolios
              - AllianceBernstein Global Core Bond Portfolio (the "Portfolio") File Nos. 333-120487 and 811-21673
              ----------------------------------------------------------------

Dear Ms. O'Neal-Johnson:

      Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing, at your request, Post-Effective Amendment No. 16 under the 1933 Act and Amendment No. 18 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Portfolio, a series of The AllianceBernstein Pooling Portfolios (the "Trust"). We previously filed a Registration Statement under Rule 485(a) on December 19, 2011.

      We noted in our previous filing, the Portfolio's annual update will be filed on or before December 31, 2011. Therefore, we will need to file a request for acceleration because the effective date for this filing would occur after that date. Therefore, the Trust and its principal underwriter will file acceleration request letters on December 28, 2011. These letters will request that the SEC, pursuant to rule 461(a) under the 1933 Act, accelerate the effective date of Post-Effective Amendment No. 16 to December 28,
2011, or as soon as practicable thereafter.

      Please direct any comments or questions to Kathleen Clarke or the undersigned at the above-referenced number.

                                                   Sincerely,


                                                   /s/ Young Seo
                                                   --------------
                                                       Young Seo

Attachment


cc:  Kathleen Clarke


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